Restructuring, Repositioning, And Efficiency (Tables)	12 Months Ended
Dec. 31, 2012
Restructuring, Repositioning, And Efficiency [Abstract]
Schedule Of Restructuring And Repositioning Liability
Activity in the restructuring and repositioning liability for the years ended December 31, 2012, 2011, and 2010 is presented in the following table, along with other restructuring and repositioning expenses recognized.

	2012		2011		2010
(Dollars in thousands)	Expense	Liability	Expense	Liability	Expense	Liability
Beginning balance	$-	$12,026	$-	$9,108	$-	$15,903
Severance and other employee related costs	22,897	22,897	16,614	16,614	5,638	5,638
Facility consolidation costs	46	46	1,909	1,909	2,348	2,348
Other exit costs, professional fees, and other	111	111	108	108	1,468	1,468
Total accrued	23,054	35,080	18,631	27,739	9,454	25,357
Payments related to:
Severance and other employee related costs		12,138		11,464		8,440
Facility consolidation costs		1,884		2,457		3,939
Other exit costs, professional fees, and other		15		111		1,394
Accrual reversals		1,268		1,681		2,476
Restructuring and repositioning reserve balance		$19,775		$12,026		$9,108

Other restructuring and repositioning expense:
Mortgage banking expense on servicing sales	2,635		-		1,532
(Gains)/losses on divestitures	(865)		(11,361)		-
Impairment of premises and equipment	22		478		4,086
Impairment of intangible assets	-		10,100		3,348
Impairment of other assets	12		-		267
Other	-		9,040		(1,466)
Total other restructuring and repositioning expense	1,804		8,257		7,767
Total restructuring and repositioning charges	$24,858		$26,888		$17,221

Schedule Of Cumulative Costs Associated With Restructuring, Repositioning, And Efficiency Initiatives
FHN began initiatives related to restructuring in second quarter 2007. Consequently, the following table presents cumulative amounts incurred to date through December 31, 2012 for costs associated with FHN’s restructuring, repositioning, and efficiency initiatives:

(Dollars in thousands)	Total Expense
Severance and other employee related costs	$100,693
Facility consolidation costs	40,696
Other exit costs, professional fees, and other	19,165
Other restructuring and repositioning expense:
Loan portfolio divestiture	7,672
Mortgage banking expense on servicing sales	23,810
Net loss on divestitures	282
Impairment of premises and equipment	22,397
Impairment of intangible assets	48,231
Impairment of other assets	40,504
Other	7,574
Total restructuring and repositioning charges incurred to date as of December 31, 2012	$311,024